Securities and other financial assets, net (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securities at fair value through other comprehensive income (FVOCI)	$ 21,798	$ 16,733
Corporate Entities debt [member]
Securities at fair value through other comprehensive income (FVOCI)	6,157	0
Corporate Entities debt [member] | Panama [Member]
Securities at fair value through other comprehensive income (FVOCI)	6,157	0
Sovereign debts [Member]
Securities at fair value through other comprehensive income (FVOCI)	15,641	16,733
Sovereign debts [Member] | BRAZIL
Securities at fair value through other comprehensive income (FVOCI)	2,887	2,954
Sovereign debts [Member] | CHILE
Securities at fair value through other comprehensive income (FVOCI)	5,011	5,147
Sovereign debts [Member] | TRINIDAD AND TOBAGO
Securities at fair value through other comprehensive income (FVOCI)	$ 7,743	$ 8,632